UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

September 30, 2010 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES – 87.0%
Brazil – 1.8%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/14	BRL	16,419	$9,217,090
Republic of Brazil
10.25%, 1/10/28(a)		1,453	955,356
12.50%, 1/05/16-1/05/22		39,433	28,225,233

			38,397,679

Germany – 1.0%
Bundesrepublik Deutschland
Series 09
3.25%, 1/04/20	EUR	14,940	22,094,078

South Africa – 0.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	79,000	11,651,685

United States – 83.7%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961	2,524,787
6.25%, 8/15/23		10,000	13,543,750
6.625%, 2/15/27(a)		73,570	106,170,706
U.S. Treasury Notes
0.625%, 6/30/12(a)		40,000	40,162,400
0.75%, 8/15/13(a)		172,000	172,645,000
1.00%, 7/15/13(a)		130,000	131,422,200
1.375%, 10/15/12(a)		64,000	65,200,000
1.875%, 6/30/15(a)		201,000	207,124,269
2.625%, 2/29/16-4/30/16		141,400	150,134,105
2.625%, 8/15/20(a)		131,500	132,732,812
3.25%, 5/31/16(a)		44,000	48,166,272
3.375%, 11/15/19		10,000	10,772,660
3.50%, 5/31/13		38,000	41,004,356
3.625%, 2/15/20(a)		86,440	94,807,133
4.125%, 5/15/15		795	901,020
4.25%, 8/15/15(a)		77,330	88,379,761
4.50%, 11/15/15(a)		147,605	171,291,027
4.50%, 2/15/16		598	693,867
5.125%, 5/15/16		3,000	3,592,500
U.S. Treasury STRIPS
Zero Coupon%, 5/15/17(b)		259,750	228,725,720
Zero Coupon%, 11/15/21		164,379	117,738,073

			1,827,732,418

Total Governments - Treasuries (cost $1,742,181,425)			1,899,875,860

CORPORATES - INVESTMENT GRADES – 15.6%
Industrial – 7.6%
Basic – 2.0%
Anglo American Capital PLC
9.375%, 4/08/19(c)		3,492	4,708,864

		Principal Amount (000)	U.S. $ Value
ArcelorMittal
5.25%, 8/05/20	U.S.$	6,246	$6,294,700
Eastman Chemical Co.
5.50%, 11/15/19		1,052	1,166,364
GTL Trade Finance, Inc.
7.25%, 10/20/17(c)		2,536	2,824,470
International Paper Co.
7.95%, 6/15/18		2,600	3,153,147
Southern Copper Corp.
7.50%, 7/27/35		5,107	5,921,613
Union Carbide Corp.
7.75%, 10/01/96		1,785	1,637,738
Usiminas Commercial Ltd.
7.25%, 1/18/18(c)		4,263	4,838,505
Vale Overseas Ltd.
6.875%, 11/21/36		10,673	12,193,454

			42,738,855

Capital Goods – 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19(c)		644	702,712
Legrand France SA
8.50%, 2/15/25		10	12,071
Owens Corning
9.00%, 6/15/19		3,000	3,548,703
Republic Services, Inc.
5.25%, 11/15/21		6,098	6,737,491

			11,000,977

Communications - Media – 0.4%
CBS Corp.
8.20%, 5/15/14		3,700	4,407,207
DirecTV Holdings LLC / DirecTV
Financing Co., Inc.
4.75%, 10/01/14		1,485	1,621,899
Time Warner Entertainment Co. LP
8.375%, 7/15/33		2,500	3,240,010

			9,269,116

Communications - Telecommunications – 0.4%
American Tower Corp.
5.05%, 9/01/20		4,310	4,414,285
Embarq Corp.
7.082%, 6/01/16		1,277	1,419,264
Qwest Corp.
7.625%, 6/15/15		700	798,000
United States Cellular Corp.
6.70%, 12/15/33		2,100	2,204,605

			8,836,154

Consumer Cyclical - Automotive – 0.3%
Harley-Davidson Funding Corp.
5.75%, 12/15/14(c)		2,155	2,298,558
Volvo Treasury AB
5.95%, 4/01/15(c)		4,437	4,841,228

			7,139,786

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Entertainment – 0.1%
Time Warner, Inc.
7.70%, 5/01/32	U.S.$	2,500	$3,124,050

Consumer Non-Cyclical – 0.5%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2,600	3,142,537
Delhaize Group SA
5.875%, 2/01/14		1,205	1,360,045
Newell Rubbermaid, Inc.
4.70%, 8/15/20		3,930	4,114,584
Reynolds American, Inc.
6.75%, 6/15/17		500	562,359
Whirlpool Corp.
8.60%, 5/01/14		520	619,154

			9,798,679

Energy – 2.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16		4,262	4,653,801
BP Capital Markets PLC
4.75%, 3/10/19		755	789,485
Nabors Industries, Inc.
9.25%, 1/15/19		2,500	3,198,985
Noble Energy, Inc.
8.25%, 3/01/19		4,300	5,593,423
Noble Holding International Ltd.
4.90%, 8/01/20		389	418,266
TNK-BP Finance SA
7.50%, 7/18/16(c)		12,083	13,426,629
7.875%, 3/13/18(c)		8,270	9,324,425
Transocean, Inc.
7.50%, 4/15/31		2,200	2,299,634
Valero Energy Corp.
9.375%, 3/15/19		2,410	3,077,707
Weatherford International Ltd.
7.00%, 3/15/38		2,900	3,080,496

			45,862,851

Other Industrial – 0.3%
Noble Group Ltd.
6.75%, 1/29/20(c)		2,803	3,018,831
8.50%, 5/30/13(c)		3,093	3,487,982

			6,506,813

Technology – 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20		782	829,767
Xerox Corp.
4.25%, 2/15/15		2,225	2,388,976

			3,218,743

Transportation - Airlines – 0.6%
Delta Air Lines, Inc.
Series 071A
6.821%, 8/10/22		1,795	1,882,355
Qantas Airways Ltd.
6.05%, 4/15/16(c)		5,000	5,500,100

		Principal Amount (000)	U.S. $ Value
Southwest Airlines Co.
5.25%, 10/01/14	U.S.$	2,720	$2,942,077
5.75%, 12/15/16		1,780	1,942,584

			12,267,116

Transportation - Services – 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15(c)		3,960	3,972,292
4.625%, 9/23/20(c)		1,080	1,089,261

			5,061,553

			164,824,693

Financial Institutions – 6.3%
Banking – 3.6%
Barclays Bank PLC
4.75%, 3/15/20	EUR	10,000	9,883,565
8.55%, 6/15/11(c)	U.S.$	638	652,355
Capital One Financial Corp.
6.15%, 9/01/16		2,900	3,179,421
Citigroup, Inc.
8.50%, 5/22/19		9,100	11,250,703
Fifth Third Bancorp
5.45%, 1/15/17		3,100	3,252,145
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		4,980	5,477,437
HSBC Bank USA NA
4.875%, 8/24/20		2,030	2,117,290
Itau Unibanco Holding SA
6.20%, 4/15/20(c)		3,200	3,333,738
Macquarie Group Ltd.
4.875%, 8/10/17(c)		4,270	4,331,040
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		506	590,513
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		13,500	13,962,200
6.05%, 5/16/16		2,678	2,850,439
Morgan Stanley
10.09%, 5/03/17(c)	BRL	11,615	6,521,424
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20	U.S.$	3,895	4,083,767
VTB Capital SA
6.875%, 5/29/18(c)		2,716	2,875,701
Wachovia Bank NA
4.875%, 2/01/15		3,841	4,160,183

			78,521,921

Brokerage – 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		2,062	2,162,819

Finance – 0.7%
General Electric Capital Corp.
6.44%, 11/15/22	GBP	174	302,935
SLM Corp.
5.05%, 11/14/14	U.S.$	3,610	3,437,734
Series A

		Principal Amount (000)	U.S. $ Value
5.375%, 5/15/14	U.S.$	11,385	$11,078,345

			14,819,014

Insurance – 1.7%
Aflac, Inc.
3.45%, 8/15/15		865	897,602
American International Group, Inc.
4.25%, 5/15/13		4,480	4,625,600
AMP UK Finance Services PLC
6.375%, 11/17/10	GBP	110	172,710
CIGNA Corp.
5.125%, 6/15/20	U.S.$	1,690	1,825,925
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,031,250
Genworth Financial, Inc.
7.70%, 6/15/20		3,100	3,282,261
Guardian Life Insurance Co. of America
7.375%, 9/30/39(c)		2,455	2,912,354
Hartford Financial Services Group, Inc.
5.95%, 10/15/36		3,533	3,240,980
Humana, Inc.
8.15%, 6/15/38		2,900	3,187,109
MetLife, Inc.
4.75%, 2/08/21		2,135	2,265,030
Nationwide Mutual Insurance Co.
9.375%, 8/15/39(c)		2,700	3,188,344
Prudential Financial, Inc.
Series D
7.375%, 6/15/19		575	700,436
Swiss Re Solutions Holding Corp.
7.75%, 6/15/30		2,800	3,313,836
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,210,925

			36,854,362

Other Finance – 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24(c)		337	391,283
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	4,844	161,530

			552,813

REITS – 0.2%
Duke Realty LP
6.75%, 3/15/20	U.S.$	1,655	1,848,476
Entertainment Properties Trust
7.75%, 7/15/20(c)		3,308	3,345,215

			5,193,691

			138,104,620

Non Corporate Sectors – 1.5%
Agencies - Not Government Guaranteed – 1.5%
Gaz Capital SA for Gazprom
6.212%, 11/22/16(c)		5,050	5,378,250
6.51%, 3/07/22(c)		13,563	14,376,780
9.25%, 4/23/19(c)		7,115	8,858,175

		Principal Amount (000)	U.S. $ Value
Petrobras International Finance Co.
5.75%, 1/20/20	U.S.$	3,150	$3,487,192
VTB Capital SA
6.875%, 5/29/18(c)		725	767,630

			32,868,027

Utility – 0.2%
Electric – 0.2%
FirstEnergy Corp.
Series C
7.375%, 11/15/31		3,000	3,259,638
Union Electric Co.
6.70%, 2/01/19		485	589,652

			3,849,290

Total Corporates - Investment Grades (cost $305,694,778)			339,646,630

CORPORATES - NON-INVESTMENT GRADES – 10.6%
Industrial – 8.1%
Basic – 1.6%
AK Steel Corp.
7.625%, 5/15/20		1,232	1,247,400
Evraz Group SA
9.50%, 4/24/18(c)		385	431,200
Georgia Gulf Corp.
9.00%, 1/15/17(c)		334	349,865
10.75%, 10/15/16		250	261,250
Georgia-Pacific LLC
7.125%, 1/15/17(c)		2,000	2,117,500
Huntsman International LLC
5.50%, 6/30/16		1,809	1,732,117
Lyondell Chemical Co.
11.00%, 5/01/18		2,773	3,068,010
Mondi Finance PLC
5.75%, 4/03/17	EUR	942	1,322,069
Steel Capital SA for OAO Severstal
9.25%, 4/19/14(c)	U.S.$	230	254,150
9.75%, 7/29/13(c)		9,646	10,707,060
United States Steel Corp.
6.05%, 6/01/17		965	956,556
7.375%, 4/01/20		1,477	1,539,773
Vedanta Resources PLC
8.75%, 1/15/14(c)		7,226	7,767,950
Weyerhaeuser Co.
7.375%, 3/15/32		2,000	2,036,814

			33,791,714

Capital Goods – 1.3%
AMH Holdings, Inc.
11.25%, 3/01/14		13,045	13,632,025
Berry Plastics Corp.
10.25%, 3/01/16		150	139,500
Building Materials Corp. of America
7.00%, 2/15/20(c)		635	650,875
7.50%, 3/15/20(c)		2,498	2,510,490

		Principal Amount (000)	U.S. $ Value
CNH America LLC
7.25%, 1/15/16	U.S.$	2,000	$2,130,000
Masco Corp.
6.125%, 10/03/16		2,000	2,033,240
7.125%, 3/15/20		1,000	1,024,418
Mohawk Industries, Inc.
6.875%, 1/15/16		762	793,432
RBS Global, Inc. / Rexnord LLC
11.75%, 8/01/16		2,150	2,300,500
SPX Corp.
6.875%, 9/01/17(c)		2,900	3,074,000

			28,288,480

Communications - Media – 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18(c)		565	586,188
8.125%, 4/30/20(c)		187	198,220
Clear Channel Communications, Inc.
5.75%, 1/15/13		220	185,350
Columbus International, Inc.
11.50%, 11/20/14(c)		3,959	4,373,903
DISH DBS Corp.
7.125%, 2/01/16		2,000	2,102,500
European Media Capital SA
10.00%, 2/01/15(d) (e)		1,853	1,223,099
Intelsat Corp.
9.25%, 6/15/16		2,000	2,132,500
Intelsat Jackson Holdings SA
11.25%, 6/15/16		3,300	3,588,750
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14		2,081	2,211,063
ION Media Networks, Inc.
8.381%, 1/15/13(c) (f) (g) (h) (i)		7,081	0
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16(j)		1,900	1,902,375
Quebecor Media, Inc.
7.75%, 3/15/16		3,000	3,093,750
Rainbow National Services LLC
10.375%, 9/01/14(c)		1,750	1,820,000
Virgin Media Finance PLC
8.375%, 10/15/19		2,000	2,195,000
Ziggo Bond Co. BV
8.00%, 5/15/18(c)	EUR	2,300	3,300,088

			28,912,786

Communications - Telecommunications – 0.7%
Cricket Communications, Inc.
7.75%, 5/15/16	U.S.$	2,970	3,151,912
Frontier Communications Corp.
8.125%, 10/01/18		2,000	2,185,000
Terrestar Networks, Inc.
15.00%, 2/15/14(c) (e)		3,797	3,654,528
Vimpel Communications Via VIP Finance
Ireland Ltd. OJSC
9.125%, 4/30/18(c)		3,500	4,004,000

		Principal Amount (000)	U.S. $ Value
Windstream Corp.
8.625%, 8/01/16	U.S.$	3,000	$3,172,500

			16,167,940

Consumer Cyclical - Automotive – 0.4%
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17(c)		1,882	2,060,790
Ford Motor Co.
7.45%, 7/16/31		650	677,625
Ford Motor Credit Co. LLC
7.00%, 10/01/13		2,350	2,521,259
Goodyear Tire & Rubber Co. (The)
8.75%, 8/15/20		3,000	3,210,000

			8,469,674

Consumer Cyclical - Entertainment – 0.3%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20		3,100	3,053,500
WMG Acquisition Corp.
9.50%, 6/15/16		2,800	2,996,000

			6,049,500

Consumer Cyclical - Other – 0.4%
Broder Brothers Co.
12.00%, 10/15/13(d) (e)		565	491,520
Host Hotels & Resorts LP
9.00%, 5/15/17(a)		2,000	2,232,500
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		2,000	2,102,500
7.50%, 10/15/27		1,100	1,034,000
William Lyon Homes, Inc.
10.75%, 4/01/13		2,000	1,660,000

			7,520,520

Consumer Cyclical - Retailers – 0.8%
AutoNation, Inc.
6.75%, 4/15/18		481	493,025
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14		1,600	1,672,000
JC Penney Co., Inc.
5.65%, 6/01/20		3,100	3,158,125
Limited Brands, Inc.
6.90%, 7/15/17		5,593	5,928,580
Rite Aid Corp.
8.00%, 8/15/20(c)		3,200	3,248,000
Toys R US - Delaware, Inc.
7.375%, 9/01/16(c)		2,220	2,258,850

			16,758,580

Consumer Non-Cyclical – 0.4%
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		1,600	1,700,000
HCA, Inc.
8.50%, 4/15/19		1,895	2,112,925
Mylan Inc.
7.625%, 7/15/17(c)		290	308,125

		Principal Amount (000)	U.S. $ Value
7.875%, 7/15/20(c)	U.S.$	290	$309,937
Select Medical Corp.
6.237%, 9/15/15(i)		5,000	4,412,500
7.625%, 2/01/15		250	244,063

			9,087,550

Energy – 0.5%
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15		355	361,213
9.50%, 5/15/16		857	925,560
Forest Oil Corp.
7.25%, 6/15/19		2,964	3,030,690
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(c)		2,000	2,020,000
Tesoro Corp.
9.75%, 6/01/19		3,800	4,180,000

			10,517,463

Services – 0.3%
Live Nation Entertainment, Inc.
8.125%, 5/15/18(c)		1,820	1,838,200
Service Corp. International/US
6.75%, 4/01/16		1,845	1,902,656
7.50%, 4/01/27		3,300	3,151,500
West Corp.
11.00%, 10/15/16		150	159,375

			7,051,731

Technology – 0.0%
Freescale Semiconductor, Inc.
9.25%, 4/15/18(c)		407	423,280
10.125%, 12/15/16		300	273,000

			696,280

Transportation - Airlines – 0.0%
American Airlines, Inc.
10.50%, 10/15/12(c)		669	722,520

Transportation - Services – 0.1%
Quality Distribution LLC/QD Capital Corp.
11.75%, 11/01/13		1,916	1,810,867

			175,845,605

Financial Institutions – 1.3%
Banking – 0.5%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	6,790	7,266,329
Commerzbank Capital Funding Trust I
5.012%, 4/12/16(h)		3,550	3,206,194
RS Finance (RSB)
7.50%, 10/07/10(c)	U.S.$	386	386,000

			10,858,523

		Principal Amount (000)	U.S. $ Value
Brokerage – 0.1%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18(h)	U.S.$	3,605	$847,175

Finance – 0.5%
Ally Financial, Inc.
6.875%, 9/15/11		2,507	2,585,344
8.00%, 11/01/31		2,456	2,634,060
Series 8
6.75%, 12/01/14		6,140	6,397,112

			11,616,516

Insurance – 0.0%
Pearl Group Holdings Ltd. No 1
6.586%, 4/25/16(h)	GBP	50	50,269

Other Finance – 0.2%
DTEK Finance BV
9.50%, 4/28/15(c)	U.S.$	4,110	4,211,928

			27,584,411

Utility – 1.2%
Electric – 1.0%
AES Corp. (The)
8.00%, 10/15/17		2,000	2,160,000
Calpine Corp.
7.875%, 7/31/20(c)		3,200	3,288,000
CMS Energy Corp.
8.75%, 6/15/19		3,900	4,656,678
Duquesne Light Holdings, Inc.
6.40%, 9/15/20(c)		2,140	2,176,556
Mirant Americas Generation LLC
8.50%, 10/01/21		3,200	3,080,000
NRG Energy, Inc.
7.375%, 1/15/17		3,000	3,075,000
8.25%, 9/01/20(c)		1,300	1,340,625
RRI Energy, Inc.
7.875%, 6/15/17		2,100	1,958,250

			21,735,109

Natural Gas – 0.2%
El Paso Corp. Series G
7.75%, 1/15/32		2,000	2,076,718
El Paso Pipeline Partners Operating Co. LLC
6.50%, 4/01/20		3,100	3,346,518

			5,423,236

			27,158,345

Total Corporates - Non-Investment Grades (cost $224,941,220)			230,588,361

MORTGAGE PASS-THRU’S – 7.2%
Agency Fixed Rate 30-Year – 3.9%
Federal Home Loan Mortgage Corp. Gold Series 2006

		Principal Amount (000)	U.S. $ Value
6.00%, 9/01/36	U.S.$	31,308	$33,731,519
Series 2007
7.00%, 2/01/37		8,432	9,396,352
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28		52	60,145
Series 1999
7.50%, 11/01/29		71	81,055
Series 2006
6.50%, 8/01/36-11/01/36		16,432	17,995,834
Series 2007
6.50%, 8/01/37		21,152	23,106,048
Government National Mortgage
Association
Series 1999
6.50%, 2/15/29		64	72,365

			84,443,318

Agency ARMs – 3.3%
Federal Home Loan Mortgage Corp.
Series 2007
5.542%, 1/01/37(i)		14,872	15,667,465
5.705%, 3/01/37(i)		9,954	10,536,336
5.739%, 2/01/37(i)		8,824	9,425,039
5.965%, 3/01/37(i)		3,562	3,784,896
6.006%, 2/01/37(i)		8,887	9,353,559
Federal National Mortgage Association
Series 2006
5.701%, 11/01/36(i)		6,564	6,971,635
Series 2007
5.955%, 3/01/37(i)		15,459	16,324,071

			72,063,001

Total Mortgage Pass-Thru’s (cost $147,623,657)			156,506,319

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.3%
Non-Agency Fixed Rate CMBS – 6.3%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		3,919	4,103,026
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		4,830	5,021,474
Series 2007-C9, Class A4
6.01%, 12/10/49		5,030	5,475,066
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36		2,662	2,835,719
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38		15,915	17,430,874
Series 2006-C4, Class A3
5.467%, 9/15/39		11,700	12,313,071
Series 2006-C4, Class AM

		Principal Amount (000)	U.S. $ Value
5.509%, 9/15/39	U.S.$	13,000	$11,324,342
Series 2006-C5, Class A3
5.311%, 12/15/39		13,000	13,523,303
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		7,403	7,622,347
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
6.08%, 7/10/38		4,000	3,986,286
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		15,890	17,299,643
Series 2006-CB15, Class AM
5.855%, 6/12/43		1,651	1,536,997
Series 2007-C1, Class A4
5.716%, 2/15/51		5,224	5,478,935
Series 2007-CB18, Class A4
5.44%, 6/12/47		155	162,469
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51		6,000	6,396,584
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49		10,000	8,918,121
Series 2007-9, Class A4
5.70%, 9/12/49		5,220	5,467,968
Morgan Stanley Capital I
Series 2006-IQ12, Class AMFX
5.37%, 12/15/43		8,500	8,003,682
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		100	109,350

			137,009,257

Non-Agency Floating Rate CMBS – 0.0%
Eclipse Ltd.
Series 2007-1X, Class B
0.991%, 1/25/20(c) (i)	GBP	59	33,277

Total Commercial Mortgage-Backed Securities (cost $124,272,295)			137,042,534

AGENCIES – 3.3%
Agency Debentures – 3.3%
Federal National Mortgage Association
5.375%, 6/12/17
(cost $61,472,227)	U.S.$	59,222	71,164,176

QUASI-SOVEREIGNS – 3.1%
Quasi-Sovereign Bonds – 3.1%
Indonesia – 0.3%
Majapahit Holding BV
7.875%, 6/29/37(c)		6,188	7,704,060

		Principal Amount (000)	U.S. $ Value
Kazakhstan – 0.5%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13(c)	U.S.$	9,625	$10,659,688

Russia – 2.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17(c)		22,568	23,527,140
7.125%, 1/14/14(c)		12,351	13,277,325
7.50%, 3/25/13	RUB	45,000	1,489,501
7.75%, 5/29/18(c)	U.S.$	9,905	11,143,125

			49,437,091

Total Quasi-Sovereigns (cost $50,956,186)			67,800,839

BANK LOANS – 2.2%
Industrial – 1.8%
Basic – 0.2%
Flakeboard US GP I / Flakeboard America Limited
7.76%, 7/28/12(i)		1,890	1,700,682
Hexion Specialty Chemicals, Inc.
4.06%, 5/05/15(i)		82	79,181
Huntsman International LLC
1.77%-1.98%, 4/19/14(i)		367	350,876
Ineos US Finance LLC
7.50%, 12/16/13(i)		329	328,704
8.00%, 12/16/14(i)		377	377,650
John Maneely Co.
3.77%-3.78%, 12/09/13(i)		646	628,386

			3,465,479

Capital Goods – 0.1%
Graham Packaging Company, L.P.
6.75%, 4/05/14(i)		765	768,167
Hawker Beechcraft Acquisition Company LLC
2.26%-2.29%, 3/26/14(i)		200	161,809
2.29%, 3/26/14(i)		12	9,674
Manitowoc Co. Inc., (The)
8.00%, 11/06/14(i)		354	354,681
Sequa Corp.
3.54%-3.55%, 12/03/14(i)		397	371,910

			1,666,241

Communications - Media – 0.3%
Cengage Learning Acquisitions, Inc.
(Thomson Learning)
2.54%, 10/10/14(i)		718	643,603
Charter Communications Operating, LLC
2.26%, 3/06/14(i)		1,459	1,421,917
Clear Channel Communications, Inc.
3.91%, 1/29/16(i)		423	332,678

		Principal Amount (000)	U.S. $ Value
Sunshine Acquisition Limited (aka HIT Entertainment)
5.68%, 6/01/12(i)	U.S.$	728	$700,298
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15(i)		327	254,701
Univision Communications Inc.
2.51%, 8/15/14(i)		2,468	2,167,971
WideOpenWest Finance , LLC
2.76%-4.75%, 6/30/14(i)		1,466	1,324,821

			6,845,989

Communications - Telecommunications – 0.1%
Level 3 Financing, Inc.
2.51%-2.78%, 3/13/14(i)		1,316	1,199,187
Sorenson Communications, Inc.
6.00%, 8/16/13(i)		1,059	967,116

			2,166,303

Consumer Cyclical - Automotive – 0.0%
Ford Motor Co.
3.01%-3.05%, 12/15/13(i)		432	422,790

Consumer Cyclical - Entertainment – 0.1%
Las Vegas Sands, LLC
3.03%, 11/23/16(i)		887	804,953
London Arena and Waterfront Finance, LLC (O2 Arena)
2.77%, 3/08/12(i)		1,179	1,119,611

			1,924,564

Consumer Cyclical - Other – 0.1%
Hanesbrands, Inc.
5.25%, 12/10/15(i)		461	464,254
Harrah’s Operating Company, Inc.
3.29%-3.50%, 1/28/15(i)		1,153	991,005
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10(h) (i)		2,193	10,966
7.75%, 3/31/10(h) (i)		61	9,450
VML US Finance LLC (aka Venetian Macau)
4.78%, 5/25/12 - 5/27/13(i)		1,447	1,427,053

			2,902,728

Consumer Cyclical - Retailers – 0.1%
Burlington Coat Factory Warehouse Corporation
2.53%-2.54%, 5/28/13(i)		280	268,678
Mattress Holding Corp.
2.54%, 1/18/14(i)		481	413,330
Neiman Marcus Group Inc., (The)
2.29%, 4/06/13(i)		1,621	1,569,507

		Principal Amount (000)	U.S. $ Value
Targus Holdings, Inc.
8.75%, 11/22/12(i)	U.S.$	916	$797,682

			3,049,197

Consumer Non-Cyclical – 0.2%
CHS/ Community Health Systems, Inc.
2.55%, 7/25/14(i)		581	550,979
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.76%, 7/11/14(i)		885	775,840
HCA, Inc.
2.54%, 11/18/13(i)		895	860,412
HCR Healthcare, LLC
2.76%, 12/22/14(i)		475	455,464
Onex Carestream Finance LP
5.51%, 10/30/13(i)		1,000	937,500

			3,580,195

Energy – 0.1%
Ashmore Energy International
3.29%, 3/30/12 - 3/30/14(i)		893	833,746
CITGO Petroleum
9.00%, 6/24/17(i)		349	355,343
Dalbo, Inc.
7.00%, 8/27/12(i)		526	447,078

			1,636,167

Services – 0.2%
Aveta, Inc.
8.00%, 4/14/15(i)		360	350,470
Koosharem LLC
10.25%, 6/30/14(i)		1,251	860,789
Sabre Inc.
2.26%-2.48%, 9/30/14(i)		2,202	2,035,091
ServiceMaster Co. (The)
2.76%-2.80%, 7/24/14(i)		692	650,401
Travelport LLC (F/K/A Travelport Inc.)
2.79%-2.96%, 8/23/13(i)		534	512,995
West Corporation
2.63%, 10/24/13(i)		962	946,507

			5,356,253

Technology – 0.3%
Avaya, Inc.
3.06%, 10/24/14(i)		367	325,595
Dresser, Inc.
2.61%, 5/04/14(i)		941	903,410
First Data Corp.
3.01%, 9/24/14(i)		932	819,979
IPC Systems, Inc.
2.51%-2.54%, 6/02/14(i)		1,818	1,594,418

		Principal Amount (000)	U.S. $ Value
5.54%, 6/01/15(i)	U.S.$	2,000	$1,660,000
SunGard Data Systems Inc (Solar Capital Corp.)
2.01%, 2/28/14(i)		33	32,197
3.90%-4.04%, 2/28/16(i)		445	436,656

			5,772,255

Transportation - Airlines – 0.0%
Delta Air Lines, Inc.
3.51%, 4/30/14(i)		986	935,561

Transportation - Services – 0.0%
Swift Transportation Co., Inc.
8.25%, 5/12/14(i)		381	371,212

			40,094,934

Financial Institutions – 0.2%
Finance – 0.2%
CIT Group, Inc.
6.25%, 8/11/15(i)		2,391	2,406,165
Delos Aircraft Inc.
7.00%, 3/17/16(i)		434	439,695
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15(i)		591	600,110
LPL Holdings, Inc.
2.04%, 6/28/13(i)		194	188,133
4.25%, 6/25/15(i)		610	601,337

			4,235,440

Insurance – 0.0%
Asurion Corp.
3.26%-3.40%, 7/03/14(i)		297	284,229

Other Finance – 0.0%
Grosvenor Capital Management Holdings, LLLP
2.31%, 12/05/13(i)		873	871,957

			5,391,626

Utility – 0.2%
Electric – 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13(i)		606	566,824
4.81%, 5/01/14(i)		1,000	905,000
GBGH, LLC (US Energy)
4.00%, 6/09/13(f) (g) (i)		286	145,135
12.00%, 6/09/14(f) (g) (i)		97	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.76%-4.07%, 10/10/14(i)		2,481	1,924,260

		Principal Amount (000)	U.S. $ Value
			3,541,219

Total Bank Loans (cost $51,385,064)			49,027,779

INFLATION-LINKED SECURITIES – 1.9%
United States – 1.9%
U.S. Treasury Inflation Index
2.125%, 1/15/19 (TIPS)
(cost $37,389,605)	U.S.$	37,063	$41,724,630

EMERGING MARKETS - SOVEREIGNS – 1.7%
Argentina – 0.5%
Republic of Argentina
7.82%, 12/31/33	EUR	12,602	12,154,179

El Salvador – 0.3%
Republic of El Salvador
7.65%, 6/15/35(c)	U.S.$	5,957	6,478,237

Indonesia – 0.9%
Republic of Indonesia
6.75%, 3/10/14(c)		565	640,597
8.50%, 10/12/35(c)		801	1,167,458
6.625%, 2/17/37(c)		720	874,800
6.875%, 1/17/18(c)		8,285	10,004,137
7.75%, 1/17/38(c)		5,073	6,873,915

			19,560,907

Total Emerging Markets - Sovereigns (cost $30,081,837)			38,193,323

EMERGING MARKETS - TREASURIES – 1.6%
Colombia – 1.4%
Colombia Government International Bond
7.75%, 4/14/21	COP	9,860,000	6,458,600
Republic of Colombia
12.00%, 10/22/15		29,313,000	21,428,404
9.85%, 6/28/27(a)		4,287,000	3,415,679

			31,302,683

Turkey – 0.2%
Turkey Government Bond
16.00%, 3/07/12	TRY	4,834	3,703,970

Total Emerging Markets - Treasuries (cost $24,635,024)			35,006,653

EMERGING MARKETS - CORPORATE BONDS – 1.2%
Financial Institutions – 0.4%
Banking – 0.4%
Alfa Bond Issuance PLC for OJSC Alfa Bank
8.625%, 12/09/15	U.S.$	300	300,000
ATF Bank JSC
9.00%, 5/11/16(c)		3,817	4,103,275
Banco BMG SA
9.15%, 1/15/16(c)		400	436,000

		Principal Amount (000)	U.S. $ Value
CenterCredit International BV
8.625%, 1/30/14(c)	U.S.$	2,297	$2,426,206

			7,265,481

Other Finance – 0.0%
Aes El Salvador Trust
6.75%, 2/01/16(c)		350	327,224

			7,592,705

Industrial – 0.8%
Basic – 0.2%
Evraz Group SA
8.875%, 4/24/13(c)		3,697	3,955,790

Consumer Cyclical - Other – 0.1%
MCE Finance Ltd.
10.25%, 5/15/18(c)		2,420	2,692,250
Peermont Global Pty Ltd.
7.75%, 4/30/14(c)	EUR	50	60,665

			2,752,915

Consumer Non-Cyclical – 0.1%
Foodcorp Ltd.
8.875%, 6/15/12(c)		194	268,768
JBS Finance II Ltd.
8.25%, 1/29/18(c)	U.S.$	3,100	3,196,875

			3,465,643

Energy – 0.2%
Ecopetrol SA
7.625%, 7/23/19		2,899	3,507,790

Other Industrial – 0.2%
Marfrig Overseas Ltd.
9.50%, 5/04/20(c)		4,151	4,405,249

			18,087,387

Total Emerging Markets - Corporate Bonds (cost $23,633,806)			25,680,092

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Croatia – 0.2%
Republic of Croatia
6.75%, 11/05/19(c)		4,240	4,632,200

Lithuania – 0.3%
Republic of Lithuania
6.75%, 1/15/15(c)		5,100	5,514,375

Poland – 0.2%
Poland Government International Bond
3.875%, 7/16/15		5,268	5,472,135

Total Governments - Sovereign Bonds (cost $14,541,834)			15,618,710

		Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California
7.95%, 3/01/36	U.S.$	3,955	$4,240,155
State of Illinois
7.35%, 7/01/35		3,330	3,494,502
Texas State Transportation Commission
5.178%, 4/01/30		2,560	2,751,360

Total Local Governments - Municipal Bonds (cost $9,891,882)			10,486,017

ASSET-BACKED SECURITY – 0.3%
Autos - Floating Rate – 0.3%
Wheels SPV LLC
Series 2009-1, Class A
1.807%, 3/15/18(c)(i)
(cost $5,655,482)		5,630	5,661,575

		Shares
PREFERRED STOCKS – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Ally Financial, Inc.
7.00% (c)		2,680	2,412,419

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal National Mortgage Association
8.25%		125,325	54,516

Total Preferred Stocks (cost $3,669,133)			2,466,935

		Principal Amount (000)
CMOs – 0.1%
Non-Agency Fixed Rate – 0.1%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
4.341%, 12/25/35		1,913	1,857,909

Agency Fixed Rate – 0.0%
Government National Mortgage
Association
Series 2006-32, Class XM
0.496%, 11/16/45(k)		4,749	121,764

Total CMOs (cost $2,077,753)			1,979,673

		Shares
COMMON STOCKS – 0.0%
Charter Communications, Inc.(l)		21,350	693,875
Broder Brothers Co.(l)		49,472	0

Company		Shares	U.S. $ Value
Gallery Media(f) (l) (m)		697	$0

Total Common Stocks (cost $704,550)			693,875

		Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS – 0.0%
Colombia – 0.0%
Bogota Distrio Capital
9.75%, 7/26/28(c)
(cost $192,602)	COP	438,000	342,005

		Shares
WARRANTS – 0.0%
Charter Communications, Inc., expiring 11/30/14(l)		28,026	154,143
GBGH, LLC, expiring 6/09/19(f) (g) (l)		517	0

Total Warrants (cost $56,052)			154,143

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.18%(n)
(cost $5,208,596)		5,208,596	5,208,596

Total Investments – 143.6% (cost $2,866,265,008)(o)			3,134,868,725
Other assets less liabilities – (43.6)%			(951,570,198)

Net Assets – 100.0%			$2,183,298,527

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr Futures	2,537	December 2010	$316,664,469	$319,780,922	$(3,116,453)
U.S. T-Bond 30 Yr Futures	1,631	December 2010	219,009,505	218,095,281	914,224

					$(2,202,229)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Swiss Franc settling 10/08/10 (1)	44,637	$43,966,082	$45,426,353	$1,460,271
Credit Suisse London Branch:
Norwegian Krone settling 11/04/10	135,919	21,537,809	23,073,351	1,535,542
Deutsche Bank AG London:
South African Rand settling 10/18/10	3,259	456,676	466,488	9,812
Swedish Krona settling 10/20/10	135,616	18,374,921	20,111,723	1,736,802
Swedish Krona settling 10/20/10	25,745	3,472,610	3,817,914	345,304
Standard Chartered Bank:
Brazilian Real settling 10/04/10	37,524	21,995,419	22,177,414	181,995
British Pound settling 10/07/10	277,483	8,879,183	9,069,598	190,415
South Korean Won settling 10/18/10	46,398,313	39,972,701	40,668,800	696,099
UBS AG:
Euro settling 10/08/10 (2)	17,229	21,929,039	23,486,703	1,557,664
Swedish Krona settling 10/20/10 (3)	154,615	21,254,933	22,929,203	1,674,270
Westpac Banking Corp.:
Australian Dollar settling 10/26/10	37,469	32,840,753	36,123,825	3,283,072
Sale Contracts:
Barclays Bank PLC Wholesale:
Euro settling 10/08/10 (1)	34,445	43,966,082	46,955,575	(2,989,493)
Goldman Sachs International:
Brazilian Real settling 10/04/10	37,524	21,198,907	22,177,414	(978,507)
Japanese Yen settling 11/10/10	2,695,496	32,385,719	32,299,646	86,073
HSBC BankUSA:
Euro settling 10/28/10	75,158	95,246,823	102,440,958	(7,194,135)
Pound Sterling settling 12/01/10	410	644,758	643,973	785
South African Rand settling 10/18/10	42,843	5,808,151	6,132,977	(324,826)
Morgan Stanley and Co., Inc.:
Swiss Franc settling 10/08/10	21,988	20,976,549	22,376,662	(1,400,113)
Standard Chartered Bank:
Brazilian Real settling 11/03/10	37,524	21,883,819	22,039,384	(155,565)
UBS AG:
Norwegian Krone settling 10/20/10 (3)	132,294	21,254,933	22,475,720	(1,220,787)
Swiss Franc settling 10/08/10 (2)	22,460	21,929,038	22,857,251	(928,213)
Westpac Banking Corp.:
Australian Dollar settling 10/26/10	14,436	13,493,075	13,917,726	(424,651)

(1)	Represents a cross-currency purchase of Swiss Franc and a sale of Euro.
(2)	Represents a cross-currency purchase of Euro and a sale of Swiss Franc.
(3)	Represents a cross-currency purchase of Swedish Krona and a sale of Norwegian Krone.

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank, N.A.:
Qantas Airways Ltd.
5.125%, 6/20/13,3/20/16*	(1.75)%	1.59%	$5,000	$(40,390)	$—	$(43,064)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets Limited:
Gazprom OAO
5.875-9.625%, 9/27/10-4/28/34, 10/20/10*	1.04%	1.20%	$10,000	$(590)	$—	$46,788
JPMorgan Chase Bank, N.A.:
Gazprom OAO
5.875-9.625%, 9/27/10-4/28/34, 10/20/10*	1.04	1.20	1,380	(81)	—	6,457

*	Termination date.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at September 30, 2010
Barclays Bank	0.24%	10/18/10	$80,005,333
Barclays Bank	(0.50)%*	12/31/10	1,091,166
Deutsche Bank	0.21%	10/04/10	49,065,648
Deutsche Bank	0.22%	10/04/10	83,137,805
Deutsche Bank	0.22%	10/08/10	42,856,023
HSBC	0.22%	10/18/10	70,366,800
HSBC	0.24%	10/18/10	117,132,808
ING	0.22%	10/08/10	41,452,076
Jefferies Group, Inc.	0.09%	10/06/10	31,343,754
Jefferies Group, Inc.	0.25%	10/06/10	80,008,889
Jefferies Group, Inc.	0.24%	10/08/10	35,880,501
Jefferies Group, Inc.	0.26%	10/20/10	89,400,646
JP Morgan Chase	0.25%	12/31/10	544,590
JP Morgan Chase	0.00%	12/31/10	790,432
Paribas	0.25%	10/06/10	51,136,931
Paribas	0.09%	10/06/10	100,129,005
Paribas	0.26%	10/08/10	105,774,442

			$980,116,849

*	Interest payment due from counterparty.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $987,501,822.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $20,834,073.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate market value of these securities amounted to $320,177,609 or 14.7% of net assets.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of September 30, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	8/22/06	$951,733	$491,520	0.02%
European Media Capital SA
10.00%, 2/01/15	8/18/10	2,777,459	1,223,099	0.06%

(e)	Pay-In-Kind Payments (PIK).
(f)	Fair valued.
(g)	Illiquid security.
(h)	Security is in default and is non-income producing.
(i)	Floating Rate Security. Stated interest rate was in effect at September 30, 2010.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(k)	IO - Interest Only
(l)	Non-income producing security.
(m)	Restricted and illiquid security.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $289,553,988 and gross unrealized depreciation of investments was $(20,950,271), resulting in net unrealized appreciation of $268,603,717.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2010, the fund’s total exposure to subprime investments was 0.09% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

BRL	–	Brazilian Real
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	Great British Pound
RUB	–	Russian Ruble
TRY	–	Turkish Lira
ZAR	–	South African Rand

Glossary:

ARMs	–	Adjustable Rate Mortgages
CMBS	–	Commercial Mortgage-Backed Securities
CMOs	–	Collateralized Mortgage Obligations
OJSC	–	Open Joint Stock Company
REIT	–	Real Estate Investment Trust
STRIPS	–	Separate Trading of Registered Interest and Principle of Securities
TBA	–	To Be Announced
TIPS	–	Treasury Inflation Protected Security

AllianceBernstein Income Fund

Country Breakdown*

September 30, 2010 (unaudited)

Summary
84.9%	United States
4.0%	Russia
2.5%	Brazil
1.1%	Colombia
0.9%	Indonesia
0.8%	Germany
0.8%	United Kingdom
0.5%	Kazakhstan
0.4%	Netherlands
0.4%	Argentina
0.4%	South Africa
0.3%	Australia
0.3%	Luxembourg
0.3%	Canada
2.2%	Other
0.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Barbados, Belgium, China, Croatia, El Salvador, France, Hong Kong, India, Lithuania, Peru, Poland, Sweden, Switzerland, Turkey and Ukraine.

AllianceBernstein Income Fund

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,899,875,860	$—	$1,899,875,860
Corporates - Investment Grades	—	332,572,393	7,074,237	339,646,630
Corporates - Non-Investment Grades	—	220,979,250	1,841,161	222,820,411
Mortgage Pass-Thru’s	—	156,506,319	—	156,506,319
Commercial Mortgage-Backed Securities	—	87,583,485	49,459,049	137,042,534
Agencies	—	71,164,176	—	71,164,176
Quasi-Sovereigns	—	67,800,839	—	67,800,839
Bank Loans	—	—	49,027,779	49,027,779
Inflation-Linked Securities	—	41,724,630	—	41,724,630
Emerging Markets - Sovereigns	—	38,193,323	—	38,193,323
Emerging Markets - Treasuries	—	35,006,653	—	35,006,653
Emerging Markets - Corporate Bonds	—	33,012,042	436,000	33,448,042
Governments - Sovereign Bonds	—	15,618,710	—	15,618,710
Local Governments - Municipal Bonds	—	10,486,017	—	10,486,017
Asset-Backed Security	—	5,661,575	—	5,661,575
Preferred Stocks	—	2,466,935	—	2,466,935
CMOs	—	121,764	1,857,909	1,979,673
Common Stocks	—	693,875	—	693,875
Local Governments - Regional Bonds	—	—	342,005	342,005
Warrants	—	—	154,143	154,143
Short-Term Investments	5,208,596	—	—	5,208,596

Total Investments in Securities	5,208,596	3,019,467,846	110,192,283	3,134,868,725
Other Financial Instruments*:
Assets
Futures Contracts	914,224	—	—	914,224
Forward Currency Exchange Contracts	—	12,758,104	—	12,758,104
Credit Default Swap Contracts		53,245		53,245
Liabilities
Futures Contracts	(3,116,453)	—	—	(3,116,453)
Forward Currency Exchange Contracts	—	(15,616,290)	—	(15,616,290)
Credit Default Swap Contracts	—	(43,064)	—	(43,064)

Total	$3,006,367	$3,016,619,841	$110,192,283	$3,129,818,491

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used indetermining fair value:

	Corporates - Investment Grades	Corporates - Non- Investment Grades	Commercial Mortgage- Backed Securities
Balance as of 12/31/09	$7,996,641	$—	$19,811,262
Accrued discounts /premiums	118,438	(19,363)	97,539
Realized gain (loss)	(309,475)	—	(11,708)
Change in unrealized appreciation/depreciation	811,095	(1,556,095)	6,945,419
Net purchases (sales)	(1,542,462)	3,301,558	15,407,167
Transfers in to Level 3	—	115,061	7,209,370
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$7,074,237	$1,841,161	$49,459,049

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$286,894	$(1,516,135)	$6,822,788

	Bank Loans	Inflation-Linked Securities	Emerging Markets - Corporate Bonds
Balance as of 12/31/09	$60,556,218	$2,971,300	$414,000
Accrued discounts /premiums	646,818	771	429
Realized gain (loss)	(2,156,085)	285,862	—
Change in unrealized appreciation/depreciation	3,690,169	(440,456)	21,571
Net purchases (sales)	(13,709,341)	(2,817,477)	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$49,027,779	$—	$436,000

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$1,639,435	$—	$21,571

	CMOs	Common Stocks*	Local Governments - Regional Bonds
Balance as of 12/31/09	$3,366,259	$—	$226,928
Accrued discounts /premiums	4,985	—	252
Realized gain (loss)	118,296	—	—
Change in unrealized appreciation/depreciation	159,327	—	114,825
Net purchases (sales)	(1,790,958)	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$1,857,909	$—	$342,005

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$159,327	$—	$114,825

	Warrants*	TALF Loans	Total
Balance as of 12/31/09	$—	$(120,736,878)	$(25,394,270)
Accrued discounts/premiums	—	—	849,869
Realized gain (loss)	—	—	(2,073,110)
Change in unrealized appreciation/depreciation	(21,020)	—	9,724,835
Net purchases (sales)	—	120,736,878	119,585,365
Transfers in to Level 3	175,163	—	7,499,594
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$154,143	$—	$110,192,283

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$(21,020)	$—	$7,507,685

*	The Fund held a security with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ ROBERT M. KEITH
Robert M. Keith
President

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith
President

Date: November 23, 2010

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: November 23, 2010